[CHAPMAN AND CUTLER LETTERHEAD]

May 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Innovator ETFs Trust II (Registration Nos. 333-201473 and 811-22926)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 160 and under the Investment Company Act of 1940, as amended, Amendment No. 162 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Innovator S&P 500 Diversified Power Buffer ETF™ (formerly Innovator Lunt Low Vol/High Beta Tactical ETF), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures